Equity (Details) - Schedule of number of ordinary shares upon exercise - Warrants [Member]	6 Months Ended
Jun. 30, 2022 $ / shares shares
Equity (Details) - Schedule of number of ordinary shares upon exercise [Line Items]
Number of Warrants Outstanding beginning balance | shares	704,355
Weighted average exercise price Outstanding beginning balance | $ / shares	$ 13.18
Number of Warrants Forfeited and expired | shares	(502,104)
Weighted average exercise price Forfeited and expired | $ / shares	$ 9.5
Number of Warrants Outstanding ending balance | shares	202,251
Weighted average exercise price Outstanding ending balance | $ / shares	$ 23.31